Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues:
Service revenues	$ 5,171		$ 5,164		$ 4,116
Product sales	2,328		2,196		3,521
Total revenues	7,499		7,360		7,637
Costs and expenses:
Product costs	1,725		1,779		3,016
Operating and maintenance expenses	1,580		1,655		1,492
Depreciation and amortization expenses	1,763		1,738		1,176
Selling, general, and administrative expenses	723		741		661
Impairment of goodwill (Note 17)	0		1,098		0
Impairment of certain assets (Note 17)	873		209		52
Net insurance recoveries – Geismar Incident	(7)		(126)		(232)
Other (income) expense – net	142		40		(97)
Total costs and expenses	6,799		7,134		6,068
Operating income (loss)	700		226		1,569
Equity earnings (losses)	397		335		144
Gain on remeasurement of equity-method investment (Note 2)	0		0		2,544
Impairment of equity-method investments (Note 17)	(430)		(1,359)		0
Other investing income (loss) – net	63		27		43
Interest incurred	(1,217)		(1,118)		(888)
Interest capitalized	38		74		141
Other income (expense) – net	74		102		31
Income (loss) from continuing operations before income taxes	(375)		(1,713)		3,584
Provision (benefit) for income taxes	(25)		(399)		1,249
Income (loss) from continuing operations	(350)		(1,314)		2,335
Income (loss) from discontinued operations	0		0		4
Net income (loss)	(350)		(1,314)		2,339
Less: Net income (loss) attributable to noncontrolling interests	74		(743)		225
Net income (loss) attributable to The Williams Companies, Inc.	(424)		(571)		2,114
Amounts attributable to The Williams Companies, Inc.:
Income (loss) from continuing operations	(424)		(571)		2,110
Income (loss) from discontinued operations	0		0		4
Net income (loss) attributable to The Williams Companies, Inc.	$ (424)		$ (571)		$ 2,114
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$ (0.57)		$ (0.76)		$ 2.93
Income (loss) from discontinued operations	0.00		0.00		0.01
Net income (loss)	$ (0.57)		$ (0.76)		$ 2.94
Weighted-average shares (thousands)	750,673		749,271		719,325
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$ (0.57)		$ (0.76)		$ 2.91
Income (loss) from discontinued operations	0.00		0.00		0.01
Net income (loss)	$ (0.57)		$ (0.76)		$ 2.92
Weighted-average shares (thousands)	750,673	[1]	749,271	[1]	723,641

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.